U.S. SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549
                           FORM 24F-2
                Annual Notice of Securities Sold
                     Pursuant to Rule 24f-2

1.     Name and address of issuer:PUTNAM FEDERAL INCOME TRUST

       One Post Office Square
       Boston, Massachusetts  02109

2. The name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ X ]

3.     Investment Company Act File Number:     811-4617
       Securities Act File Number:             33-3903

4(a).  Last day of fiscal year for which this Form is filed:
       10/31/97


4(b).  [   ]   Check box if this Form is being filed late (i.e.,
more than 90 calendar days after the end of the
               issuer's fiscal year).  (See Instruction A.2)

       Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).  [   ]Check box if this is the last time the issuer will
       be filing this Form.

5.     Calculation of registration fee:

(i)   Aggregate sale price of securities sold
      during the fiscal year pursuant to section               $0
      24(f):

(ii)  Aggregate price of securities redeemed or       $81,885,893
      repurchased during the fiscal year:

(iii) Aggregate price of securities redeemed or                $0
      repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the
      Commission:

(iv)  Total available redemption credits [add         $81,885,893
      Items 5(ii) and 5(iii):

(v)   Net sales - if Item 5(i) is greater than                 $0
      Item 5(iv) [subtract Item 5(iv) from Item
      5(i)]:

(vi)  Redemption credits available for use in         $81,885,893
      future years - if Item 5(i) is less than
      Item 5 (iv) [subtract Item 5 (iv) from
      Item 5 (i)]:

(vii) Multiplier for determining registration             .000295
      fee
     (see Instruction C.9):


(viii)Registration fee due [multiply Item 5(v)                 $0
      by Item 5(vii)] (enter 0 if no fee is
      due):


6.     Prepaid Shares

       If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 4,725,827

       If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future years, then state that number here: $193,037,288

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see
       Instruction D):

       +$0

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

       =$0

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: 1/28/98


       Method of Delivery:

               [   ]     Wire Transfer (CIK       )
               [   ]     Mail or other means



                            SIGNATURE

This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.

By (Signature and Title)      /s/ Paul Bucuvalas
                              ___________________________________
                                PAUL Bucuvalas
                                Managing Director
                                Custody Services

Date:  1/28/98